UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder-Dreman High Return Equity Fund

                                                       Shares          Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 85.2%
--------------------------------------------------------------------------------

Consumer Discretionary 6.0%

Automobiles 0.4%
Ford Motor Co.                                       2,626,775        26,188,947

Multiline Retail 1.0%
Federated Department Stores, Inc. (a)                  982,125        67,746,982

Specialty Retail 4.6%
Borders Group, Inc. (b)                              5,255,100       119,973,933
Home Depot, Inc.                                     2,875,335       115,933,507
Staples, Inc.                                        3,658,407        80,338,618
                                                                   -------------
                                                                     316,246,058

Consumer Staples 16.6%

Food & Staples Retailing 0.4%
Safeway, Inc.                                        1,116,825        26,502,257

Tobacco 16.2%
Altria Group, Inc.                                   8,147,675       576,040,622
Imperial Tobacco Group (ADR)                           705,450        39,575,745
Reynolds American, Inc. (a)                          1,695,041       142,281,742
Universal Corp. (b)                                  2,141,450        89,127,149
UST, Inc. (a)                                        5,885,800       250,499,648
                                                                   -------------
                                                                   1,097,524,906

Energy 19.5%

Energy Equipment & Services 0.2%
Transocean, Inc.*                                      251,875        14,870,700

Oil, Gas and Consumable Fuels 19.3%
Anadarko Petroleum Corp.                               347,000        31,531,890
Apache Corp.                                         1,069,800        76,619,076
Burlington Resources, Inc.                           1,195,475        88,214,100
Chevron Corp.                                        4,076,634       250,305,328
ConocoPhillips                                       6,749,146       445,038,687
Devon Energy Corp.                                   3,702,200       224,982,694
El Paso Corp.                                        6,262,925        72,649,930
EnCana Corp.                                           477,600        23,493,144
Kerr-McGee Corp.                                        21,664         1,907,082
Occidental Petroleum Corp.                           1,081,300        89,780,339
                                                                   -------------
                                                                   1,304,522,270

Financials 23.6%

Banks 7.4%
Bank of America Corp.                                3,783,468       162,802,628
KeyCorp                                              2,173,500        71,986,320
PNC Financial Services Group, Inc.                   1,236,400        69,522,772
Sovereign Bancorp, Inc.                              3,603,300        84,028,956
US Bancorp                                           1,961,150        57,304,803
Wachovia Corp.                                       1,047,300        51,967,026
                                                                   -------------
                                                                     497,612,505

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                           7,675           234,011

Diversified Financial Services 13.8%
CIT Group, Inc.                                        672,775        30,463,252
Citigroup, Inc.                                        981,700        42,969,009
Fannie Mae                                           6,093,850       311,030,104
Freddie Mac                                          4,269,550       257,795,429
JPMorgan Chase & Co.                                 1,025,769        34,763,311
Washington Mutual, Inc.                              6,176,064       256,800,741
                                                                   -------------
                                                                     933,821,846

Insurance 2.4%
American International Group, Inc.                   2,428,650       143,776,080
The St. Paul Travelers Companies, Inc.                 483,960        20,815,120
                                                                   -------------
                                                                     164,591,200

Health Care 15.2%

Health Care Equipment & Supplies 0.6%
Becton, Dickinson & Co.                                803,440        42,285,047
Fisher Scientific International, Inc.*                  13,800           889,824
                                                                   -------------
                                                                      43,174,871

Health Care Providers & Services 9.1%
AmerisourceBergen Corp.                              1,570,900       117,299,103
Cardinal Health, Inc. (a)                              873,100        52,045,491
HCA, Inc.                                            2,121,500       104,589,950
Laboratory Corp. of America Holdings*                2,498,350       123,218,622
Medco Health Solutions, Inc.*                        2,263,822       111,538,510
Quest Diagnostics, Inc.                              2,117,400       105,827,652
                                                                   -------------
                                                                     614,519,328

Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.                             6,479,450       158,552,141
Merck & Co., Inc.                                    2,716,320        76,681,714
Pfizer, Inc.                                         3,489,905        88,887,880
Schering-Plough Corp.                                1,006,375        21,546,489
Wyeth                                                  551,950        25,273,791
                                                                   -------------
                                                                     370,942,015

Industrials 2.0%

Industrial Conglomerates
General Electric Co.                                 1,563,025        52,533,270
Tyco International Ltd.                              3,083,980        85,827,164
                                                                   -------------
                                                                     138,360,434

Information Technology 2.2%

IT Consulting & Services
Electronic Data Systems Corp. (a)                    6,603,261       147,913,046

Utilities 0.1%

Multi-Utilities
NiSource, Inc.                                         198,520         4,792,273
--------------------------------------------------------------------------------
Total Common Stocks (Cost $4,229,140,700)                          5,769,563,649

                                                    Principal
                                                   Amount ($)        Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    US Treasury Obligations 0.7%
--------------------------------------------------------------------------------
US Treasury Bills:
    3.204% **, 12/15/2005 (c)                      10,000,000          9,909,292
    3.561% **, 12/29/2005 (c)                      20,000,000         19,771,256
    2.941% **, 12/29/2005 (c)                      10,000,000          9,836,089
    3.786% **, 2/9/2006 (c)                        10,000,000          9,836,093
--------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $49,352,734)                      49,352,730

                                                      Shares           Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Securities Lending Collateral 2.9%
--------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.61%  (d) (e)
  (Cost $198,571,560)                             198,571,560        198,571,560

--------------------------------------------------------------------------------
    Cash Equivalents 14.0%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (f)
  (Cost $947,575,319)                             947,575,319        947,575,319

                                                         % of
                                                      Net Assets       Value ($)
                                                  ------------------------------
Total Investment Portfolio (Cost $ 5,424,640,313)       102.8     6,965,063,258
Other Assets and Liabilities, Net                        (2.8)     (191,777,833)
--------------------------------------------------------------------------------
Net Assets                                              100.0     6,773,285,425

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*   Non-income producing security.

**  Annualized yield at time of purchase; not a coupon rate.

(a) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2005 amounted to $192,984,325 which is 2.8% of net assets.

(b) An affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the 9 months ended August 31, 2005 with companies which are or were affiliates is as follows:

                                                                                        Value ($)
              Value ($) at                        Realized     Dividend    Shares at       at
              November 30,   Purchases  Sales       Gain/       Income    August 31,   August 31,
Affiliate         2004       Cost($)    Cost($)   (Loss)($)      ($)         2005         2005
------------- -------------- ---------- -------- ------------ ----------- ------------ ------------
Borders
Group, Inc.     116,524,256  3,639,461   -            -       1,400,094   5,255,100    119,973,933
------------- -------------- ---------- -------- ------------ ----------- ------------ ------------
Universal
Corp.           102,907,086  1,292,568   -            -       2,674,917   2,141,450     89,127,149
                219,431,342                                   4,075,011                209,101,082
------------- -------------- ---------- -------- ------------ ----------- ------------ ------------

(c) At August 31, 2005, this security has been pledged, in whole or in part, to cover initial marging requirements for open futures contracts.

(d) Represents collateral held in connection with securities lending.

(e) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

At August 31, 2005, open future contracts purchased were as follows:

                                                  Aggregated
                   Expiration                        Face                                    Unrealized
    Futures           Date        Contracts       Value ($)           Value ($)           Appreciation ($)
 ----------------------------------------------------------------------------------------------------------

S&P 500 Index      12/15/2005         2,275       691,044,946           698,311,250            7,266,304

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman High Return Equity Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder-Dreman High Return Equity Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005